Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tempest Investment Counselors, Inc.
Address: 1380 Lawrence St.
         Suite 1050
         Denver, CO   80204

13F File Number:  28-2237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David H. Squire
Title:    VP-Compliance Officer
Phone:    303-629-1917
Signature, Place, and Date of Signing:

    David H. Squire   Denver, CO   12/31/02


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   150

Form 13F Information Table Value Total:   $173,027



List of Other Included Managers:

 No.  13F File Number     Name
   None

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tempest Investment Counselors, Inc.
Address: 1380 Lawrence St.
         Suite 1050
         Denver, CO   80204

13F File Number:  28-2237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David H. Squire
Title:    VP-Compliance Officer
Phone:    303-629-1917
Signature, Place, and Date of Signing:

    David H. Squire   Denver, CO   12/31/02


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   150

Form 13F Information Table Value Total:   $173,027



List of Other Included Managers:

 No.  13F File Number     Name
   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M, Co.                        Common stock     88579y101      351  2850.00 SH       SOLE                  2850.00
ABBOTT LABORATORIES            Common stock     002824100     3626 90638.40 SH       SOLE                 89491.40   350.00  1197.00
                                                               470 11750.00 SH       OTHER                11700.00    50.00
ALBERTSON'S INC                Common stock     013104104     3337 149930.44SH       SOLE                149166.44   100.00  1464.00
                                                               343 15400.00 SH       OTHER                15200.00   200.00
ALLSTATE CORP                  Common stock     020002101     3329 89993.12 SH       SOLE                 89606.12            387.00
                                                               329  8900.00 SH       OTHER                 8700.00   200.00
AMERICAN INT'L GROUP           Common stock     026874107     2019 34900.10 SH       SOLE                 34718.10            382.00
                                                               659 11398.00 SH       OTHER                11398.00
AMGEN                          Common stock     031162100     3315 68570.00 SH       SOLE                 68570.00           1400.00
                                                               479  9910.00 SH       OTHER                 9910.00
ANIXTER INTERNATIONAL, INC.    Common stock     035290105     2583 111100.00SH       SOLE                110900.00            200.00
                                                               286 12300.00 SH       OTHER                12300.00
ARCHER DANIELS MIDLAND         Common stock     039483102     2173 175235.00SH       SOLE                174935.00           1300.00
                                                               312 25200.00 SH       OTHER                25000.00   200.00
ARCHSTONE-SMITH TRUST          Common stock     039583109     3067 130280.75SH       SOLE                129680.75   100.00   500.00
                                                               523 22225.00 SH       OTHER                21625.00   600.00
AVON PRODUCTS INC              Common stock     054303102     2592 48113.79 SH       SOLE                 48113.79
                                                               630 11700.00 SH       OTHER                11600.00   100.00
BAKER HUGHES                   Common stock     057224107     2321 72090.68 SH       SOLE                 72090.68
                                                               231  7175.00 SH       OTHER                 7175.00
BANK OF AMERICA CORP           Common stock     060505104      263  3785.00 SH       SOLE                  3785.00
                                                               586  8418.00 SH       OTHER                 8418.00
BARR LABORATORIES              Common stock     068306109     1204 18500.00 SH       SOLE                 18350.00            350.00
                                                               116  1775.00 SH       OTHER                 1775.00
BELLSOUTH                      Common stock     079860102     3643 140817.32SH       SOLE                140317.32   100.00  1000.00
                                                               455 17580.00 SH       OTHER                17430.00   150.00
BOEING CO COM                  Common stock     097023105     1050 31822.00 SH       SOLE                 31822.00            300.00
                                                               115  3500.00 SH       OTHER                 3500.00
BP PLC                         Common stock     055622104     4319 106239.22SH       SOLE                106075.22            664.00
                                                               984 24196.86 SH       OTHER                24004.86   192.00
BRISTOL MYERS SQUIBB           Common stock     110122108      200  8648.00 SH       SOLE                  7900.00   748.00
CALPINE CORP COM               Common stock                     33 10000.00 SH       SOLE                 10000.00
CARDINAL HEALTH INC            Common stock     14149Y108     1921 32456.00 SH       SOLE                 32456.00            200.00
                                                               189  3200.00 SH       OTHER                 3200.00
CARPENTER TECHNOLOGY           Common stock     144285103      390 31335.00 SH       SOLE                 31335.00            700.00
                                                                21  1650.00 SH       OTHER                 1650.00
CHEVRON TEXACO CORP            Common stock     166764100     1319 19844.00 SH       SOLE                 19844.00
                                                               446  6705.00 SH       OTHER                 6705.00
COLGATE-PALMOLIVE              Common stock     194162103      369  7040.00 SH       SOLE                  7040.00
                                                               105  2000.00 SH       OTHER                 2000.00
CSX CORPORATION                Common stock     126408103      696 24575.00 SH       SOLE                 24575.00
                                                               139  4900.00 SH       OTHER                 4900.00
DEERE & COMPANY                Common stock     244199105     2932 63950.00 SH       SOLE                 63800.00            150.00
                                                               321  7000.00 SH       OTHER                 7000.00
DELPHI CORP                    Common stock     247126105     1558 193533.00SH       SOLE                193133.00           1900.00
                                                               133 16569.00 SH       OTHER                16169.00   400.00
DU PONT (EI) DE NEMOURS        Common stock     263534109      183  4308.00 SH       SOLE                  4308.00
                                                                83  1953.00 SH       OTHER                 1953.00
DUKE ENERGY CORPORATION        Common stock     264399106     1093 55950.00 SH       SOLE                 55950.00
                                                               150  7700.00 SH       OTHER                 7700.00
DUKE REALTY CORP               Common stock     264411505     3827 150390.15SH       SOLE                149790.15   100.00   900.00
                                                               712 27965.00 SH       OTHER                27365.00   600.00
EASTMAN KODAK                  Common stock     277461109      982 28011.00 SH       SOLE                 27911.00            100.00
                                                                44  1250.00 SH       OTHER                 1250.00
ELECTRONIC DATA SYS NW         Common stock     285661104     1714 92987.32 SH       SOLE                 92987.32            500.00
                                                               225 12200.00 SH       OTHER                12100.00   100.00
EMERSON ELECTRIC               Common stock     291011104     3581 70423.65 SH       SOLE                 70023.65   100.00   600.00
                                                               569 11180.00 SH       OTHER                11130.00    50.00
EXXON MOBIL CORP               Common stock     30231G102     2623 75075.68 SH       SOLE                 74509.68            566.00
                                                               693 19839.00 SH       OTHER                19839.00
FILENET CORP.                  Common stock     316869106     2199 180280.00SH       SOLE                179780.00           1300.00
                                                               353 28900.00 SH       OTHER                28500.00   400.00
FLEXTRONICS INTERNATIONAL      Common stock     Y2573F102     1482 180895.00SH       SOLE                180895.00           1200.00
                                                               149 18200.00 SH       OTHER                18200.00
GALLAGHER (ARTHUR) J & CO      Common stock     363576109     2588 88100.00 SH       SOLE                 87700.00   100.00   700.00
                                                               279  9500.00 SH       OTHER                 9500.00
GENERAL ELECTRIC COMPANY       Common stock     369604103     1019 41850.00 SH       SOLE                 41850.00
                                                               811 33305.00 SH       OTHER                33305.00
HEWLETT PACKARD CO             Common stock     428236103     2794 160971.00SH       SOLE                160671.00   100.00  1200.00
                                                               209 12053.00 SH       OTHER                12053.00
INGERSOLL RAND CLASS A         Common stock     G4776G101     3646 84675.61 SH       SOLE                 84500.61            475.00
                                                               574 13325.00 SH       OTHER                13100.00   225.00
INT'L BUSINESS MACHINES        Common stock     459200101     4135 53358.20 SH       SOLE                 53058.20   130.00   470.00
                                                               846 10919.00 SH       OTHER                10869.00    50.00
J.P.MORGAN CHASE & COMP        Common stock     46625H100      789 32894.00 SH       SOLE                 32894.00
                                                               258 10730.00 SH       OTHER                10730.00
KENNAMETAL INC                 Common stock     489170100     2811 81532.87 SH       SOLE                 80832.87   100.00   600.00
                                                               364 10550.00 SH       OTHER                10550.00
LA-Z-BOY INC                   Common stock     505336107     1680 70071.58 SH       SOLE                 70071.58
                                                               227  9465.00 SH       OTHER                 9465.00
MARSH MCLENNAN                 Common stock     571748102     2130 46088.50 SH       SOLE                 45862.50            526.00
                                                               548 11850.00 SH       OTHER                11850.00
MAXIMUS, INC.                  Common stock     577933104     1148 44000.00 SH       SOLE                 43275.00   175.00   550.00
                                                               121  4650.00 SH       OTHER                 4650.00
MAY DEPT STORES CO             Common stock     577778103     1183 51470.53 SH       SOLE                 51470.53
                                                               223  9695.00 SH       OTHER                 9570.00   125.00
MERCK & CO, INC                Common stock     589331107     3902 68923.33 SH       SOLE                 68563.33   160.00   700.00
                                                               899 15880.00 SH       OTHER                15880.00
MICROSOFT                      Common stock     594918104      112  2167.00 SH       SOLE                  2117.00    50.00
                                                               160  3100.00 SH       OTHER                 3100.00
MOTOROLA, INC                  Common stock     620076109     1654 191218.00SH       SOLE                191218.00           1200.00
                                                               191 22133.00 SH       OTHER                22133.00
MURPHY OIL CORP.               Common stock     626717102     2998 69970.00 SH       SOLE                 69770.00            200.00
                                                               325  7580.00 SH       OTHER                 7580.00
MYLAN LABORATORIES             Common stock     628530107     1501 43000.00 SH       SOLE                 42675.00   125.00   500.00
                                                               240  6875.00 SH       OTHER                 6875.00
NORTHWEST NAT GAS CO           Common stock     667655104      140  5170.00 SH       SOLE                  5170.00
                                                               161  5955.00 SH       OTHER                 5955.00
PALL CORP.                     Common stock     696429307     2823 169265.00SH       SOLE                168815.00   150.00  1100.00
                                                               296 17750.00 SH       OTHER                17750.00
PAXAR CORP.                    Common stock     704227107      236 16000.00 SH       SOLE                 16000.00
PFIZER INC                     Common stock     717081103      566 18516.00 SH       SOLE                 17650.00            866.00
PNC FINANCIAL SERVICES GRP     Common stock     693475105     1779 42470.00 SH       SOLE                 42270.00            500.00
                                                               174  4150.00 SH       OTHER                 4000.00   150.00
PROCTER & GAMBLE CO            Common stock     742718109     2684 31232.00 SH       SOLE                 30892.00            340.00
                                                               160  1860.00 SH       OTHER                 1860.00
QUESTAR CORP                   Common stock     748356102     5209 187224.49SH       SOLE                186724.49   100.00   800.00
                                                               762 27400.00 SH       OTHER                27250.00   150.00
ROYAL DUTCH PET CO NY REG      Common stock     780257804      358  8129.00 SH       SOLE                  8129.00
                                                               114  2600.00 SH       OTHER                 2600.00
SBC COMMUNICATIONS INC         Common stock     78387G103      523 19288.00 SH       SOLE                 19288.00
                                                               257  9490.00 SH       OTHER                 9490.00
SCHLUMBERGER LTD               Common stock     806857108      197  4680.00 SH       SOLE                  4680.00
                                                                50  1180.00 SH       OTHER                 1180.00
SNAP ON INC                    Common stock     833034101     3604 128226.43SH       SOLE                127526.43   100.00  1300.00
                                                               388 13800.00 SH       OTHER                13800.00
SUN MICROSYSTEMS INC COM       Common stock     866810104       32 10267.00 SH       SOLE                 10267.00           4000.00
                                                                 9  2860.00 SH       OTHER                 2860.00
TARGET INC                     Common stock     87612E106     1704 56796.29 SH       SOLE                 56296.29   100.00   400.00
                                                               337 11250.00 SH       OTHER                11250.00
TEEKAY SHIPPING CORP.          Common stock     Y8564W103     3090 75920.00 SH       SOLE                 75720.00            600.00
                                                               372  9150.00 SH       OTHER                 9150.00
TREX COMPANY, INC.             Common stock     89531P105      311  8800.00 SH       SOLE                  8800.00
U S BANCORP                    Common stock     902973304      597 28138.00 SH       SOLE                 28138.00
                                                               113  5312.00 SH       OTHER                 5312.00
UNITED RENTALS, Inc.           Common stock     911363109     1926 179000.00SH       SOLE                178050.00   200.00  2750.00
                                                               172 15950.00 SH       OTHER                15950.00
US FREIGHTWAYS CORP.           Common stock     916906100     2621 91155.59 SH       SOLE                 90955.59            200.00
                                                               402 14000.00 SH       OTHER                13850.00   150.00
VALERO ENERGY                  Common stock     91913y100     2813 76150.00 SH       SOLE                 75450.00   100.00  1300.00
                                                               249  6750.00 SH       OTHER                 6750.00
VERITAS DGC INC                Common stock     92343P107     1282 162330.00SH       SOLE                161330.00   200.00  2300.00
                                                                90 11350.00 SH       OTHER                11350.00
VERIZON COMMUNICATIONS         Common stock     92343v104     3875 100001.50SH       SOLE                 99479.50   100.00  1022.00
                                                               250  6459.00 SH       OTHER                 6326.00   133.00
VULCAN MATLS CO                Common stock     929160109     2446 65218.70 SH       SOLE                 65118.70            400.00
                                                               454 12100.00 SH       OTHER                11950.00   150.00
WACHOVIA CORP                  Common stock     929903102     2657 72900.77 SH       SOLE                 72400.77   100.00   400.00
                                                               281  7719.00 SH       OTHER                 7719.00
WAUSAU-MOSINEE PAPER CORP      Common stock     943315101     1174 104620.00SH       SOLE                104620.00
                                                               139 12400.00 SH       OTHER                12400.00
WELLS FARGO COMPANY            Common stock     949746101      798 17017.00 SH       SOLE                 17017.00
                                                               435  9280.00 SH       OTHER                 9280.00
WESTPORT RESOURCES CORP NEW    Common stock     961418100     3474 167010.00SH       SOLE                166810.00           1400.00
                                                               220 10600.00 SH       OTHER                10600.00
WYETH                          Common stock     983024100      424 11350.00 SH       SOLE                 11350.00
                                                               131  3500.00 SH       OTHER                 3500.00
XCEL ENERGY INC.               Common stock     98389B100     1959 178061.00SH       SOLE                177452.00           2109.00
                                                               199 18121.00 SH       OTHER                18121.00